REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Metropolitan Life Variable Annuity Separate Account II
and Board of Directors of
Metropolitan Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Variable Annuity Separate Account II (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Divisions listed in Note 2 as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights in Note 7 for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Account of the Company as of December 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2023, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 22, 2024

We have served as the Separate Account's auditor since 2005.

This page is intentionally left blank.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2023

	AB VPS Sustainable Global Thematic Division	BHFTI BlackRock High Yield Division	BHFTI Brighthouse Small Cap Value Division	BHFTI Brighthouse/ Wellington Large Cap Research Division
Assets:
Investments at fair value	$271,613	$47,427	$23,460	$4,853,779
Due from Metropolitan Life Insurance Company	—	—	—	—
Total Assets	271,613	47,427	23,460	4,853,779
Liabilities:
Due to Metropolitan Life Insurance Company	—	—	—	—
Total Liabilities	—	—	—	—
Net Assets	$271,613	$47,427	$23,460	$4,853,779

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2023

	BHFTI Invesco Comstock Division	BHFTI MFS® Research International Division	BHFTI Morgan Stanley Discovery Division	BHFTI PIMCO Total Return Division	BHFTI T. Rowe Price Large Cap Value Division
Assets:
Investments at fair value	$54,709	$587,097	$24,181	$91,082	$1,706,543
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	54,709	587,097	24,181	91,082	1,706,543
Liabilities:
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets	$54,709	$587,097	$24,181	$91,082	$1,706,543

The accompanying notes are an integral part of these financial statements.

	BHFTII BlackRock Bond Income Division	BHFTII BlackRock Capital Appreciation Division	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division	BHFTII Frontier Mid Cap Growth Division
Assets:
Investments at fair value	$114,140	$8,075,474	$789,931	$6,096,757	$965,482
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	114,140	8,075,474	789,931	6,096,757	965,482
Liabilities:
Due to Metropolitan Life Insurance Company	1	—	1	—	—
Total Liabilities	1	—	1	—	—
Net Assets	$114,139	$8,075,474	$789,930	$6,096,757	$965,482

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2023

	BHFTII Jennison Growth Division	BHFTII MetLife Stock Index Division	BHFTII MFS® Total Return Division	BHFTII MFS® Value Division	BHFTII T. Rowe Price Large Cap Growth Division
Assets:
Investments at fair value	$5,053,524	$880,756	$3,279,389	$175,068	$7,662,828
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	5,053,524	880,756	3,279,389	175,068	7,662,828
Liabilities:
Due to Metropolitan Life Insurance Company	1	—	—	—	—
Total Liabilities	1	—	—	—	—
Net Assets	$5,053,523	$880,756	$3,279,389	$175,068	$7,662,828

The accompanying notes are an integral part of these financial statements.

	BHFTII Western Asset Management Strategic Bond Opportunities Division	BHFTII Western Asset Management U.S. Government Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Dynamic Capital Appreciation Division	Fidelity® VIP Equity-Income Division
Assets:
Investments at fair value	$190,952	$3,593,217	$10,835,317	$5,703	$4,741,981
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	190,952	3,593,217	10,835,317	5,703	4,741,981
Liabilities:
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets	$190,952	$3,593,217	$10,835,317	$5,703	$4,741,981

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2023

	Fidelity® VIP High Income Division	Fidelity® VIP Index 500 Division	FTVIPT Franklin Small-Mid Cap Growth VIP Division	FTVIPT Templeton Foreign VIP Division	Invesco V.I. Equity and Income Division
Assets:
Investments at fair value	$478,657	$10,267,899	$398,428	$541,917	$21,488
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	478,657	10,267,899	398,428	541,917	21,488
Liabilities:
Due to Metropolitan Life Insurance Company	—	1	—	—	—
Total Liabilities	—	1	—	—	—
Net Assets	$478,657	$10,267,898	$398,428	$541,917	$21,488

The accompanying notes are an integral part of these financial statements.

	Invesco V.I. EQV International Equity Division	LMPVET ClearBridge Variable Aggressive Growth Division	LMPVET ClearBridge Variable Appreciation Division	LMPVET ClearBridge Variable Dividend Strategy Division	LMPVET ClearBridge Variable Large Cap Growth Division
Assets:
Investments at fair value	$1,476,417	$1,780,733	$2,276,273	$626,226	$5,686
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	1,476,417	1,780,733	2,276,273	626,226	5,686
Liabilities:
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets	$1,476,417	$1,780,733	$2,276,273	$626,226	$5,686

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)

December 31, 2023

	LMPVET ClearBridge Variable Large Cap Value Division	LMPVET ClearBridge Variable Mid Cap Division	LMPVET ClearBridge Variable Small Cap Growth Division
Assets:
Investments at fair value	$1,036,482	$19,617	$744,995
Due from Metropolitan Life Insurance Company	—	—	1
Total Assets	1,036,482	19,617	744,996
Liabilities:
Due to Metropolitan Life Insurance Company	—	—	—
Total Liabilities	—	—	—
Net Assets	$1,036,482	$19,617	$744,996

The accompanying notes are an integral part of these financial statements.

	LMPVIT Western Asset Variable Global High Yield Bond Division	MFS® VIT Total Return Bond Division
Assets:
Investments at fair value	$65,686	$432,348
Due from Metropolitan Life Insurance Company	—	—
Total Assets	65,686	432,348
Liabilities:
Due to Metropolitan Life Insurance Company	—	—
Total Liabilities	—	—
Net Assets	$65,686	$432,348

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS

For the year ended December 31, 2023

	AB VPS Sustainable Global Thematic Division	BHFTI BlackRock High Yield Division	BHFTI Brighthouse Small Cap Value Division	BHFTI Brighthouse/ Wellington Large Cap Research Division	BHFTI Invesco Comstock Division
Investment Income:
Dividends	$75	$2,439	$213	$40,067	$993
Expenses:
Mortality and expense risk charges	3,246	512	263	44,870	640
Administrative charges	388	66	31	7,186	76
Total expenses	3,634	578	294	52,056	716
Net investment income (loss)	(3,559)	1,861	(81)	(11,989)	277
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	16,206	—	1,797	270,850	8,941
Realized gains (losses) on sale of investments	23	(214)	(56)	51,412	985
Net realized gains (losses)	16,229	(214)	1,741	322,262	9,926
Change in unrealized gains (losses) on investments	22,294	3,502	1,021	748,769	(4,748)
Net realized and change in unrealized gains (losses) on investments	38,523	3,288	2,762	1,071,031	5,178
Net increase (decrease) in net assets resulting from operations	$34,964	$5,149	$2,681	$1,059,042	$5,455

The accompanying notes are an integral part of these financial statements.

	BHFTI MFS® Research International Division	BHFTI Morgan Stanley Discovery Division	BHFTI PIMCO Total Return Division	BHFTI T. Rowe Price Large Cap Value Division	BHFTII BlackRock Bond Income Division
Investment Income:
Dividends	$10,199	$—	$2,580	$31,499	$3,649
Expenses:
Mortality and expense risk charges	5,650	253	1,103	20,397	1,425
Administrative charges	948	29	131	2,445	170
Total expenses	6,598	282	1,234	22,842	1,595
Net investment income (loss)	3,601	(282)	1,346	8,657	2,054
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	11,425	—	—	239,267	—
Realized gains (losses) on sale of investments	784	(529)	(601)	(18,027)	(1,826)
Net realized gains (losses)	12,209	(529)	(601)	221,240	(1,826)
Change in unrealized gains (losses) on investments	61,603	7,633	3,309	(97,622)	4,693
Net realized and change in unrealized gains (losses) on investments	73,812	7,104	2,708	123,618	2,867
Net increase (decrease) in net assets resulting from operations	$77,413	$6,822	$4,054	$132,275	$4,921

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2023

	BHFTII BlackRock Capital Appreciation Division	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division	BHFTII Frontier Mid Cap Growth Division	BHFTII Jennison Growth Division
Investment Income:
Dividends	$3,224	$13,043	$88,447	$—	$—
Expenses:
Mortality and expense risk charges	79,072	7,858	57,739	11,826	43,964
Administrative charges	11,173	1,157	9,203	1,418	6,756
Total expenses	90,245	9,015	66,942	13,244	50,720
Net investment income (loss)	(87,021)	4,028	21,505	(13,244)	(50,720)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	149,032	15	652,959	—	—
Realized gains (losses) on sale of investments	160,104	272	(29,344)	(33,650)	(60,703)
Net realized gains (losses)	309,136	287	623,615	(33,650)	(60,703)
Change in unrealized gains (losses) on investments	2,691,197	24,914	(266,355)	188,574	1,946,559
Net realized and change in unrealized gains (losses) on investments	3,000,333	25,201	357,260	154,924	1,885,856
Net increase (decrease) in net assets resulting from operations	$2,913,312	$29,229	$378,765	$141,680	$1,835,136

The accompanying notes are an integral part of these financial statements.

	BHFTII MetLife Stock Index Division	BHFTII MFS® Total Return Division	BHFTII MFS® Value Division	BHFTII T. Rowe Price Large Cap Growth Division	BHFTII Western Asset Management Strategic Bond Opportunities Division
Investment Income:
Dividends	$10,439	$79,836	$2,915	$—	$12,787
Expenses:
Mortality and expense risk charges	10,486	34,280	2,328	66,064	2,146
Administrative charges	1,257	5,253	278	10,753	292
Total expenses	11,743	39,533	2,606	76,817	2,438
Net investment income (loss)	(1,304)	40,303	309	(76,817)	10,349
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	59,816	187,631	19,543	—	—
Realized gains (losses) on sale of investments	40,898	(32,972)	(253)	(35,683)	(6,011)
Net realized gains (losses)	100,714	154,659	19,290	(35,683)	(6,011)
Change in unrealized gains (losses) on investments	82,301	108,986	(9,853)	2,790,901	10,890
Net realized and change in unrealized gains (losses) on investments	183,015	263,645	9,437	2,755,218	4,879
Net increase (decrease) in net assets resulting from operations	$181,711	$303,948	$9,746	$2,678,401	$15,228

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2023

	BHFTII Western Asset Management U.S. Government Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Dynamic Capital Appreciation Division	Fidelity® VIP Equity-Income Division	Fidelity® VIP High Income Division
Investment Income:
Dividends	$21,119	$45,945	$6	$88,262	$26,273
Expenses:
Mortality and expense risk charges	19,177	101,797	62	42,584	4,412
Administrative charges	3,094	15,693	6	7,118	743
Total expenses	22,271	117,490	68	49,702	5,155
Net investment income (loss)	(1,152)	(71,545)	(62)	38,560	21,118
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	359,970	251	132,486	—
Realized gains (losses) on sale of investments	(24,824)	580,399	16	39,744	(39,654)
Net realized gains (losses)	(24,824)	940,369	267	172,230	(39,654)
Change in unrealized gains (losses) on investments	132,428	2,070,087	1,080	217,018	62,759
Net realized and change in unrealized gains (losses) on investments	107,604	3,010,456	1,347	389,248	23,105
Net increase (decrease) in net assets resulting from operations	$106,452	$2,938,911	$1,285	$427,808	$44,223

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Index 500 Division	FTVIPT Franklin Small-Mid Cap Growth VIP Division	FTVIPT Templeton Foreign VIP Division	Invesco V.I. Equity and Income Division	Invesco V.I. EQV International Equity Division
Investment Income:
Dividends	$142,147	$—	$16,789	$409	$2,800
Expenses:
Mortality and expense risk charges	93,953	4,552	6,509	250	13,058
Administrative charges	14,801	545	780	29	2,171
Total expenses	108,754	5,097	7,289	279	15,229
Net investment income (loss)	33,393	(5,097)	9,500	130	(12,429)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	93,580	—	—	1,070	1,048
Realized gains (losses) on sale of investments	915,610	(25,644)	(5,711)	(20)	26,605
Net realized gains (losses)	1,009,190	(25,644)	(5,711)	1,050	27,653
Change in unrealized gains (losses) on investments	1,169,655	113,936	85,278	602	210,457
Net realized and change in unrealized gains (losses) on investments	2,178,845	88,292	79,567	1,652	238,110
Net increase (decrease) in net assets resulting from operations	$2,212,238	$83,195	$89,067	$1,782	$225,681

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Concluded)

For the year ended December 31, 2023

	LMPVET ClearBridge Variable Aggressive Growth Division	LMPVET ClearBridge Variable Appreciation Division	LMPVET ClearBridge Variable Dividend Strategy Division	LMPVET ClearBridge Variable Large Cap Growth Division	LMPVET ClearBridge Variable Large Cap Value Division
Investment Income:
Dividends	$5,058	$20,651	$12,649	$—	$12,507
Expenses:
Mortality and expense risk charges	17,042	19,469	7,330	64	11,869
Administrative charges	2,718	3,232	879	7	1,423
Total expenses	19,760	22,701	8,209	71	13,292
Net investment income (loss)	(14,702)	(2,050)	4,440	(71)	(785)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	181,443	60,207	84,837	45	72,654
Realized gains (losses) on sale of investments	(112,325)	75,414	4,488	280	16,785
Net realized gains (losses)	69,118	135,621	89,325	325	89,439
Change in unrealized gains (losses) on investments	336,699	235,034	(22,779)	1,597	35,964
Net realized and change in unrealized gains (losses) on investments	405,817	370,655	66,546	1,922	125,403
Net increase (decrease) in net assets resulting from operations	$391,115	$368,605	$70,986	$1,851	$124,618

The accompanying notes are an integral part of these financial statements.

	LMPVET ClearBridge Variable Mid Cap Division	LMPVET ClearBridge Variable Small Cap Growth Division	LMPVIT Western Asset Variable Global High Yield Bond Division	MFS® VIT Total Return Bond Division
Investment Income:
Dividends	$24	$—	$3,528	$14,646
Expenses:
Mortality and expense risk charges	226	8,370	791	4,021
Administrative charges	26	1,109	94	701
Total expenses	252	9,479	885	4,722
Net investment income (loss)	(228)	(9,479)	2,643	9,924
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	112	—	—	—
Realized gains (losses) on sale of investments	63	12,515	(1,159)	(6,080)
Net realized gains (losses)	175	12,515	(1,159)	(6,080)
Change in unrealized gains (losses) on investments	2,099	49,751	3,883	23,044
Net realized and change in unrealized gains (losses) on investments	2,274	62,266	2,724	16,964
Net increase (decrease) in net assets resulting from operations	$2,046	$52,787	$5,367	$26,888

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2023 and 2022

	AB VPS Sustainable Global Thematic Division		BHFTI BlackRock High Yield Division		BHFTI Brighthouse Small Cap Value Division		BHFTI Brighthouse/Wellington Large Cap Research Division
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(3,559)	$(4,375)	$1,861	$2,690	$(81)	$(166)	$(11,989)	$(19,381)
Net realized gains (losses)	16,229	32,912	(214)	(3,640)	1,741	3,799	322,262	1,139,434
Change in unrealized gains (losses) on investments	22,294	(156,020)	3,502	(7,634)	1,021	(7,021)	748,769	(2,323,394)
Net increase (decrease) in net assets resulting from operations	34,964	(127,483)	5,149	(8,584)	2,681	(3,388)	1,059,042	(1,203,341)
Contract Transactions:
Purchase payments received from contract owners	1,435	—	—	—	—	—	1,129	135
Net transfers (including fixed account)	(661)	—	—	—	219	(214)	(246,411)	2,537
Contract charges	(194)	(211)	(33)	(40)	(23)	(24)	(629)	(737)
Transfers for contract benefits and terminations	(21,409)	(68,787)	(1,225)	(27,163)	(78)	(101)	(693,402)	(196,258)
Net increase (decrease) in net assets resulting from contract transactions	(20,829)	(68,998)	(1,258)	(27,203)	118	(339)	(939,313)	(194,323)
Net increase (decrease) in net assets	14,135	(196,481)	3,891	(35,787)	2,799	(3,727)	119,729	(1,397,664)
Net Assets:
Beginning of year	257,478	453,959	43,536	79,323	20,661	24,388	4,734,050	6,131,714
End of year	$271,613	$257,478	$47,427	$43,536	$23,460	$20,661	$4,853,779	$4,734,050

The accompanying notes are an integral part of these financial statements.

	BHFTI Invesco Comstock Division		BHFTI MFS® Research International Division		BHFTI Morgan Stanley Discovery Division
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$277	$243	$3,601	$7,810	$(282)	$(357)
Net realized gains (losses)	9,926	8,615	12,209	53,581	(529)	11,551
Change in unrealized gains (losses) on investments	(4,748)	(9,188)	61,603	(225,289)	7,633	(40,875)
Net increase (decrease) in net assets resulting from operations	5,455	(330)	77,413	(163,898)	6,822	(29,681)
Contract Transactions:
Purchase payments received from contract owners	—	—	—	135	—	—
Net transfers (including fixed account)	(84)	(1,672)	(1,629)	1,569	—	—
Contract charges	(29)	(29)	(75)	(80)	(13)	(15)
Transfers for contract benefits and terminations	(2,758)	(880)	(204,628)	(45,966)	(46)	(47)
Net increase (decrease) in net assets resulting from contract transactions	(2,871)	(2,581)	(206,332)	(44,342)	(59)	(62)
Net increase (decrease) in net assets	2,584	(2,911)	(128,919)	(208,240)	6,763	(29,743)
Net Assets:
Beginning of year	52,125	55,036	716,016	924,256	17,418	47,161
End of year	$54,709	$52,125	$587,097	$716,016	$24,181	$17,418

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	BHFTI PIMCO Total Return Division		BHFTI T. Rowe Price Large Cap Value Division		BHFTII BlackRock Bond Income Division		BHFTII BlackRock Capital Appreciation Division
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,346	$1,459	$8,657	$5,029	$2,054	$1,864	$(87,021)	$(96,498)
Net realized gains (losses)	(601)	(577)	221,240	223,115	(1,826)	(272)	309,136	2,109,917
Change in unrealized gains (losses) on investments	3,309	(17,631)	(97,622)	(348,831)	4,693	(22,995)	2,691,197	(6,264,153)
Net increase (decrease) in net assets resulting from operations	4,054	(16,749)	132,275	(120,687)	4,921	(21,403)	2,913,312	(4,250,734)
Contract Transactions:
Purchase payments received from contract owners	—	—	—	—	—	—	88,785	400
Net transfers (including fixed account)	1,669	(324)	(65,086)	(1,844)	1,641	732	(602,917)	(575)
Contract charges	(109)	(112)	(1,229)	(1,347)	(97)	(113)	(2,438)	(2,595)
Transfers for contract benefits and terminations	(2,206)	(2,454)	(91,808)	(64,047)	(9,748)	(1,589)	(807,184)	(506,965)
Net increase (decrease) in net assets resulting from contract transactions	(646)	(2,890)	(158,123)	(67,238)	(8,204)	(970)	(1,323,754)	(509,735)
Net increase (decrease) in net assets	3,408	(19,639)	(25,848)	(187,925)	(3,283)	(22,373)	1,589,558	(4,760,469)
Net Assets:
Beginning of year	87,674	107,313	1,732,391	1,920,316	117,422	139,795	6,485,916	11,246,385
End of year	$91,082	$87,674	$1,706,543	$1,732,391	$114,139	$117,422	$8,075,474	$6,485,916

The accompanying notes are an integral part of these financial statements.

	BHFTII BlackRock Ultra-Short Term Bond Division		BHFTII Brighthouse/Wellington Core Equity Opportunities Division		BHFTII Frontier Mid Cap Growth Division
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$4,028	$(9,448)	$21,505	$25,233	$(13,244)	$(15,571)
Net realized gains (losses)	287	293	623,615	1,251,075	(33,650)	310,449
Change in unrealized gains (losses) on investments	24,914	11,156	(266,355)	(1,736,092)	188,574	(733,682)
Net increase (decrease) in net assets resulting from operations	29,229	2,001	378,765	(459,784)	141,680	(438,804)
Contract Transactions:
Purchase payments received from contract owners	—	—	3,775	41,099	2,152	—
Net transfers (including fixed account)	(94)	2,348	(610)	(291)	(6,160)	608
Contract charges	(294)	(358)	(795)	(964)	(703)	(786)
Transfers for contract benefits and terminations	(2,560)	(62,358)	(770,711)	(493,195)	(115,758)	(146,948)
Net increase (decrease) in net assets resulting from contract transactions	(2,948)	(60,368)	(768,341)	(453,351)	(120,469)	(147,126)
Net increase (decrease) in net assets	26,281	(58,367)	(389,576)	(913,135)	21,211	(585,930)
Net Assets:
Beginning of year	763,649	822,016	6,486,333	7,399,468	944,271	1,530,201
End of year	$789,930	$763,649	$6,096,757	$6,486,333	$965,482	$944,271

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	BHFTII Jennison Growth Division		BHFTII MetLife Stock Index Division		BHFTII MFS® Total Return Division		BHFTII MFS® Value Division
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(50,720)	$(52,648)	$(1,304)	$(2,915)	$40,303	$27,565	$309	$928
Net realized gains (losses)	(60,703)	1,025,790	100,714	112,704	154,659	442,951	19,290	35,760
Change in unrealized gains (losses) on investments	1,946,559	(3,575,503)	82,301	(319,470)	108,986	(975,009)	(9,853)	(63,392)
Net increase (decrease) in net assets resulting from operations	1,835,136	(2,602,361)	181,711	(209,681)	303,948	(504,493)	9,746	(26,704)
Contract Transactions:
Purchase payments received from contract owners	411	17,490	—	—	4,973	90	—	—
Net transfers (including fixed account)	(6,737)	24,060	(26,913)	(807)	2,451	(4,152)	—	—
Contract charges	(604)	(619)	(468)	(503)	(666)	(766)	(60)	(82)
Transfers for contract benefits and terminations	(499,415)	(411,905)	(92,360)	(58,694)	(828,781)	(373,981)	(60,102)	(51,260)
Net increase (decrease) in net assets resulting from contract transactions	(506,345)	(370,974)	(119,741)	(60,004)	(822,023)	(378,809)	(60,162)	(51,342)
Net increase (decrease) in net assets	1,328,791	(2,973,335)	61,970	(269,685)	(518,075)	(883,302)	(50,416)	(78,046)
Net Assets:
Beginning of year	3,724,732	6,698,067	818,786	1,088,471	3,797,464	4,680,766	225,484	303,530
End of year	$5,053,523	$3,724,732	$880,756	$818,786	$3,279,389	$3,797,464	$175,068	$225,484

The accompanying notes are an integral part of these financial statements.

	BHFTII T. Rowe Price Large Cap Growth Division		BHFTII Western Asset Management Strategic Bond Opportunities Division		BHFTII Western Asset Management U.S. Government Division
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(76,817)	$(82,965)	$10,349	$10,972	$(1,152)	$14,164
Net realized gains (losses)	(35,683)	1,580,457	(6,011)	(1,888)	(24,824)	(16,303)
Change in unrealized gains (losses) on investments	2,790,901	(6,020,212)	10,890	(55,274)	132,428	(125,994)
Net increase (decrease) in net assets resulting from operations	2,678,401	(4,522,720)	15,228	(46,190)	106,452	(128,133)
Contract Transactions:
Purchase payments received from contract owners	—	32,777	—	—	—	—
Net transfers (including fixed account)	(481,015)	(1,915)	(88)	2,901	2,609,424	(1,151)
Contract charges	(608)	(569)	(69)	(79)	(220)	(229)
Transfers for contract benefits and terminations	(777,974)	(430,812)	(33,049)	(8,088)	(188,588)	(110,043)
Net increase (decrease) in net assets resulting from contract transactions	(1,259,597)	(400,519)	(33,206)	(5,266)	2,420,616	(111,423)
Net increase (decrease) in net assets	1,418,804	(4,923,239)	(17,978)	(51,456)	2,527,068	(239,556)
Net Assets:
Beginning of year	6,244,024	11,167,263	208,930	260,386	1,066,149	1,305,705
End of year	$7,662,828	$6,244,024	$190,952	$208,930	$3,593,217	$1,066,149

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	Fidelity® VIP Contrafund® Division		Fidelity® VIP Dynamic Capital Appreciation Division		Fidelity® VIP Equity-Income Division		Fidelity® VIP High Income Division
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(71,545)	$(69,585)	$(62)	$(60)	$38,560	$40,971	$21,118	$23,024
Net realized gains (losses)	940,369	670,971	267	644	172,230	206,178	(39,654)	(21,388)
Change in unrealized gains (losses) on investments	2,070,087	(4,351,753)	1,080	(1,788)	217,018	(573,754)	62,759	(82,244)
Net increase (decrease) in net assets resulting from operations	2,938,911	(3,750,367)	1,285	(1,204)	427,808	(326,605)	44,223	(80,608)
Contract Transactions:
Purchase payments received from contract owners	5,123	23,464	—	—	1,011	825	2,564	45
Net transfers (including fixed account)	(1,012,555)	(5,892)	—	—	176	539	(49)	313
Contract charges	(1,250)	(1,319)	(1)	(1)	(441)	(470)	(113)	(131)
Transfers for contract benefits and terminations	(813,343)	(457,410)	(75)	(75)	(565,260)	(378,515)	(106,004)	(62,743)
Net increase (decrease) in net assets resulting from contract transactions	(1,822,025)	(441,157)	(76)	(76)	(564,514)	(377,621)	(103,602)	(62,516)
Net increase (decrease) in net assets	1,116,886	(4,191,524)	1,209	(1,280)	(136,706)	(704,226)	(59,379)	(143,124)
Net Assets:
Beginning of year	9,718,431	13,909,955	4,494	5,774	4,878,687	5,582,913	538,036	681,160
End of year	$10,835,317	$9,718,431	$5,703	$4,494	$4,741,981	$4,878,687	$478,657	$538,036

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Index 500 Division		FTVIPT Franklin Small-Mid Cap Growth VIP Division		FTVIPT Templeton Foreign VIP Division
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$33,393	$35,964	$(5,097)	$(5,849)	$9,500	$8,646
Net realized gains (losses)	1,009,190	619,302	(25,644)	98,766	(5,711)	(19,074)
Change in unrealized gains (losses) on investments	1,169,655	(3,026,663)	113,936	(295,012)	85,278	(42,740)
Net increase (decrease) in net assets resulting from operations	2,212,238	(2,371,397)	83,195	(202,095)	89,067	(53,168)
Contract Transactions:
Purchase payments received from contract owners	3,975	41,712	—	—	4,973	—
Net transfers (including fixed account)	(6,703)	(3,733)	(7,545)	316	(9,122)	2,357
Contract charges	(793)	(810)	(174)	(228)	(303)	(319)
Transfers for contract benefits and terminations	(1,417,491)	(793,656)	(41,121)	(26,257)	(21,446)	(71,831)
Net increase (decrease) in net assets resulting from contract transactions	(1,421,012)	(756,487)	(48,840)	(26,169)	(25,898)	(69,793)
Net increase (decrease) in net assets	791,226	(3,127,884)	34,355	(228,264)	63,169	(122,961)
Net Assets:
Beginning of year	9,476,672	12,604,556	364,073	592,337	478,748	601,709
End of year	$10,267,898	$9,476,672	$398,428	$364,073	$541,917	$478,748

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	Invesco V.I. Equity and Income Division		Invesco V.I. EQV International Equity Division		LMPVET ClearBridge Variable Aggressive Growth Division		LMPVET ClearBridge Variable Appreciation Division
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$130	$73	$(12,429)	$10,037	$(14,702)	$(13,079)	$(2,050)	$(2,111)
Net realized gains (losses)	1,050	2,713	27,653	196,479	69,118	250,455	135,621	273,742
Change in unrealized gains (losses) on investments	602	(4,688)	210,457	(555,301)	336,699	(941,159)	235,034	(635,808)
Net increase (decrease) in net assets resulting from operations	1,782	(1,902)	225,681	(348,785)	391,115	(703,783)	368,605	(364,177)
Contract Transactions:
Purchase payments received from contract owners	—	—	400	26,514	411	—	822	—
Net transfers (including fixed account)	—	—	—	(23,991)	(356,434)	799	(573)	(924)
Contract charges	(30)	(30)	(178)	(193)	(437)	(426)	(445)	(487)
Transfers for contract benefits and terminations	(3)	(2)	(155,783)	(104,137)	(114,460)	(29,875)	(154,600)	(361,532)
Net increase (decrease) in net assets resulting from contract transactions	(33)	(32)	(155,561)	(101,807)	(470,920)	(29,502)	(154,796)	(362,943)
Net increase (decrease) in net assets	1,749	(1,934)	70,120	(450,592)	(79,805)	(733,285)	213,809	(727,120)
Net Assets:
Beginning of year	19,739	21,673	1,406,297	1,856,889	1,860,538	2,593,823	2,062,464	2,789,584
End of year	$21,488	$19,739	$1,476,417	$1,406,297	$1,780,733	$1,860,538	$2,276,273	$2,062,464

The accompanying notes are an integral part of these financial statements.

	LMPVET ClearBridge Variable Dividend Strategy Division		LMPVET ClearBridge Variable Large Cap Growth Division		LMPVET ClearBridge Variable Large Cap Value Division
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$4,440	$(493)	$(71)	$(66)	$(785)	$(779)
Net realized gains (losses)	89,325	86,884	325	373	89,439	49,667
Change in unrealized gains (losses) on investments	(22,779)	(152,818)	1,597	(2,365)	35,964	(134,980)
Net increase (decrease) in net assets resulting from operations	70,986	(66,427)	1,851	(2,058)	124,618	(86,092)
Contract Transactions:
Purchase payments received from contract owners	717	—	—	—	—	—
Net transfers (including fixed account)	—	(510)	(853)	732	(63,672)	(219)
Contract charges	(389)	(416)	(3)	(3)	(514)	(555)
Transfers for contract benefits and terminations	(10,894)	(92,363)	(5)	(3)	(13,635)	(40,500)
Net increase (decrease) in net assets resulting from contract transactions	(10,566)	(93,289)	(861)	726	(77,821)	(41,274)
Net increase (decrease) in net assets	60,420	(159,716)	990	(1,332)	46,797	(127,366)
Net Assets:
Beginning of year	565,806	725,522	4,696	6,028	989,685	1,117,051
End of year	$626,226	$565,806	$5,686	$4,696	$1,036,482	$989,685

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the years ended December 31, 2023 and 2022

	LMPVET ClearBridge Variable Mid Cap Division		LMPVET ClearBridge Variable Small Cap Growth Division
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(228)	$(200)	$(9,479)	$(10,598)
Net realized gains (losses)	175	1,261	12,515	30,491
Change in unrealized gains (losses) on investments	2,099	(7,327)	49,751	(348,226)
Net increase (decrease) in net assets resulting from operations	2,046	(6,266)	52,787	(328,333)
Contract Transactions:
Purchase payments received from contract owners	—	—	—	—
Net transfers (including fixed account)	—	—	1,888	888
Contract charges	(14)	(14)	(250)	(291)
Transfers for contract benefits and terminations	(45)	(46)	(61,367)	(46,649)
Net increase (decrease) in net assets resulting from contract transactions	(59)	(60)	(59,729)	(46,052)
Net increase (decrease) in net assets	1,987	(6,326)	(6,942)	(374,385)
Net Assets:
Beginning of year	17,630	23,956	751,938	1,126,323
End of year	$19,617	$17,630	$744,996	$751,938

The accompanying notes are an integral part of these financial statements.

	LMPVIT Western Asset Variable Global High Yield Bond Division		MFS® VIT Total Return Bond Division
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$2,643	$4,298	$9,924	$9,667
Net realized gains (losses)	(1,159)	(10,920)	(6,080)	5,435
Change in unrealized gains (losses) on investments	3,883	(10,318)	23,044	(105,518)
Net increase (decrease) in net assets resulting from operations	5,367	(16,940)	26,888	(90,416)
Contract Transactions:
Purchase payments received from contract owners	—	—	—	—
Net transfers (including fixed account)	—	—	814	848
Contract charges	(60)	(66)	(88)	(94)
Transfers for contract benefits and terminations	(2,973)	(36,932)	(95,247)	(24,378)
Net increase (decrease) in net assets resulting from contract transactions	(3,033)	(36,998)	(94,521)	(23,624)
Net increase (decrease) in net assets	2,334	(53,938)	(67,633)	(114,040)
Net Assets:
Beginning of year	63,352	117,290	499,981	614,021
End of year	$65,686	$63,352	$432,348	$499,981

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

Metropolitan Life Variable Annuity Separate Account II (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Board of Directors of Citicorp Life Insurance Company ("CLIC") on July 6, 1993 to support operations of CLIC with respect to certain variable annuity contracts (the "Contracts"). On October 6, 2006, CLIC merged into the Company and the Separate Account became a separate account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the United States Securities and Exchange Commission, as well as the New York State Department of Financial Services.

The Separate Account is divided into Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Division invests in shares of the corresponding fund, portfolio or series (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AB Variable Products Series Fund, Inc. ("AB VPS")

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco V.I.")

Brighthouse Funds Trust I ("BHFTI")

Brighthouse Funds Trust II ("BHFTII")

Fidelity® Variable Insurance Products ("Fidelity VIP")

Franklin Templeton Variable Insurance Products Trust ("FTVIPT")

Legg Mason Partners Variable Equity Trust ("LMPVET")

Legg Mason Partners Variable Income Trust ("LMPVIT")

MFS® Variable Insurance Trust ("MFS VIT")

The assets of each of the Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts cannot be used for liabilities arising out of any other business conducted by the Company.

2.  LIST OF DIVISIONS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Divisions in accordance with the selection made by the Contract owner. The following Divisions had net assets as of December 31, 2023:

AB VPS Sustainable Global Thematic Division

BHFTI BlackRock High Yield Division

BHFTI Brighthouse Small Cap Value Division

BHFTI Brighthouse/Wellington Large Cap Research Division (a)

BHFTI Invesco Comstock Division

BHFTI MFS® Research International Division (a)

BHFTI Morgan Stanley Discovery Division

BHFTI PIMCO Total Return Division

BHFTI T. Rowe Price Large Cap Value Division (a)

BHFTII BlackRock Bond Income Division

BHFTII BlackRock Capital Appreciation Division

BHFTII BlackRock Ultra-Short Term Bond Division

BHFTII Brighthouse/Wellington Core Equity Opportunities Division

BHFTII Frontier Mid Cap Growth Division

BHFTII Jennison Growth Division

BHFTII MetLife Stock Index Division

BHFTII MFS® Total Return Division (a)

BHFTII MFS® Value Division

BHFTII T. Rowe Price Large Cap Growth Division (a)

BHFTII Western Asset Management Strategic Bond Opportunities Division

BHFTII Western Asset Management U.S. Government Division

Fidelity® VIP Contrafund® Division (a)

Fidelity® VIP Dynamic Capital Appreciation Division

Fidelity® VIP Equity-Income Division

Fidelity® VIP High Income Division

Fidelity® VIP Index 500 Division

FTVIPT Franklin Small-Mid Cap Growth VIP Division

FTVIPT Templeton Foreign VIP Division

Invesco V.I. Equity and Income Division

Invesco V.I. EQV International Equity Division

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

2.  LIST OF DIVISIONS — (Concluded)

LMPVET ClearBridge Variable Aggressive Growth Division

LMPVET ClearBridge Variable Appreciation Division

LMPVET ClearBridge Variable Dividend Strategy Division

LMPVET ClearBridge Variable Large Cap Growth Division

LMPVET ClearBridge Variable Large Cap Value Division

LMPVET ClearBridge Variable Mid Cap Division

LMPVET ClearBridge Variable Small Cap Growth Division

LMPVIT Western Asset Variable Global High Yield Bond Division

MFS® VIT Total Return Bond Division

(a)  This Division invests in two or more share classes within the underlying fund, portfolio or series of the Trusts.

3.  SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946, Investment Companies.

Security Transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Security Valuation

A Division's investment in shares of a fund, portfolio or series of the Trusts is valued at fair value based on the closing net asset value ("NAV"). All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Divisions. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their daily NAV as reported by the Trusts at the close of each business day.

ASC Topic 820, Fair Value Measurement ("ASC 820") provides that the Separate Account is not required to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Additionally, ASC 820 does not require certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The Separate Account's investments in shares of a fund, portfolio or series of the Trusts are using NAV as a practical expedient, therefore investments are not categorized within the ASC 820 fair value hierarchy.

Federal Income Taxes

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

3.  SIGNIFICANT ACCOUNTING POLICIES — (Concluded)

Annuity Payouts

Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables and, if any, are shown in net assets from Contracts in payout on the statements of assets and liabilities. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. There were no Contracts in payout/annuitization at December 31, 2023. Annuity payouts, if any, are included in transfers for Contract benefits and terminations on the statements of changes in net assets of the applicable Divisions.

Purchase Payments

Purchase payments received from Contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus for the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable Divisions.

Net Transfers

Assets transferred by the contract owner into or out of Divisions within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Divisions.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

4. EXPENSES & CONTRACT CHARGES

The following annual Separate Account charge paid to the Company is an asset-based charge and assessed through a daily reduction in unit values, which are recorded as administrative charges in the accompanying statements of operations of the applicable Divisions:

Administrative — The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each Contract and the Separate Account.

The following annual Separate Account charge paid to the Company is an asset-based charge assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Divisions:

Mortality and Expense Risk — The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the insured (the annuitant) may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2023:

Administrative	0.15%
Mortality and Expense Risk	0.84	% - 1.25%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

4. EXPENSES & CONTRACT CHARGES — (Concluded)

Separate Account charges referred to in this disclosure are for current charges of the Contracts and can vary among products within the Separate Account. A Contract administrative charge of $30 is assessed on an annual basis for the Contracts. For certain Contracts, the administrative charge is waived if the Contract value is less than $25,000 or if the Contract owner has added at least $2,500 ($2,000 for Qualified Contracts) to the Contract in the last 12 months. For certain Contracts, a transfer fee of $25 may be deducted after twelve transfers are made in a Contract year. For certain Contracts, the Company reserves the right to assess a transaction charge on partial surrenders for the lesser of 2% of the amount withdrawn or $25. The Company did not impose this charge for the years reported. In addition, most Contracts impose a surrender charge which ranges from 0% to 7% if the Contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions for the years ended December 31, 2023 and 2022.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.  STATEMENT OF INVESTMENTS

	As of December 31, 2023		For the year ended December 31, 2023
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
AB VPS Sustainable Global Thematic Division	8,748	265,531	16,281	24,452
BHFTI BlackRock High Yield Division	6,435	50,507	2,439	1,819
BHFTI Brighthouse Small Cap Value Division	1,695	24,764	2,482	575
BHFTI Brighthouse/Wellington Large Cap Research Division	352,228	4,256,128	324,355	1,004,683
BHFTI Invesco Comstock Division	4,332	45,627	10,450	4,063
BHFTI MFS® Research International Division	48,536	577,171	21,624	212,812
BHFTI Morgan Stanley Discovery Division	6,153	56,476	—	298
BHFTI PIMCO Total Return Division	9,371	103,389	4,234	3,452
BHFTI T. Rowe Price Large Cap Value Division	65,290	1,887,456	272,117	182,236
BHFTII BlackRock Bond Income Division	1,237	128,336	5,286	11,425
BHFTII BlackRock Capital Appreciation Division	222,833	7,003,737	306,684	1,568,426
BHFTII BlackRock Ultra-Short Term Bond Division	7,553	757,406	13,058	11,963
BHFTII Brighthouse/Wellington Core Equity Opportunities Division	213,771	6,241,747	743,957	837,835
BHFTII Frontier Mid Cap Growth Division	40,789	1,094,035	133	133,775
BHFTII Jennison Growth Division	352,653	4,765,278	139	557,174
BHFTII MetLife Stock Index Division	15,498	568,578	70,255	131,419
BHFTII MFS® Total Return Division	21,734	3,269,296	273,603	867,597
BHFTII MFS® Value Division	12,649	182,452	22,459	62,758
BHFTII T. Rowe Price Large Cap Growth Division	370,267	6,993,755	—	1,336,287
BHFTII Western Asset Management Strategic Bond Opportunities Division	17,407	218,193	12,877	35,734
BHFTII Western Asset Management U.S. Government Division	340,912	3,629,118	2,630,607	211,143
Fidelity® VIP Contrafund® Division	223,687	7,238,787	407,885	1,941,383
Fidelity® VIP Dynamic Capital Appreciation Division	357	4,089	257	72
Fidelity® VIP Equity-Income Division	190,824	4,349,113	220,935	614,404
Fidelity® VIP High Income Division	104,056	635,255	28,841	111,324
Fidelity® VIP Index 500 Division	22,235	3,853,128	238,007	1,532,000
FTVIPT Franklin Small-Mid Cap Growth VIP Division	29,912	503,361	4	53,932
FTVIPT Templeton Foreign VIP Division	38,056	576,146	21,678	38,045
Invesco V.I. Equity and Income Division	1,304	22,603	1,478	312
Invesco V.I. EQV International Equity Division	43,309	1,153,524	3,848	170,790
LMPVET ClearBridge Variable Aggressive Growth Division	104,015	2,111,639	187,243	491,423
LMPVET ClearBridge Variable Appreciation Division	39,226	1,274,584	81,504	178,142
LMPVET ClearBridge Variable Dividend Strategy Division	30,637	500,077	97,486	18,732
LMPVET ClearBridge Variable Large Cap Growth Division	147	3,511	79	966
LMPVET ClearBridge Variable Large Cap Value Division	48,868	833,481	85,161	91,045
LMPVET ClearBridge Variable Mid Cap Division	860	14,082	136	269
LMPVET ClearBridge Variable Small Cap Growth Division	27,239	604,610	1,418	70,626
LMPVIT Western Asset Variable Global High Yield Bond Division	10,911	83,251	3,528	3,899
MFS® VIT Total Return Bond Division	36,953	442,288	15,442	99,943

This page is intentionally left blank.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  SCHEDULES OF UNITS
For the years ended December 31, 2023 and 2022:

	AB VPS Sustainable Global Thematic Division		BHFTI BlackRock High Yield Division		BHFTI Brighthouse Small Cap Value Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	285,136	361,056	13,361	21,590	5,015	5,074
Units issued and transferred from other funding options	1,416	—	—	88	117	7
Units redeemed and transferred to other funding options	(22,932)	(75,920)	(360)	(8,317)	(64)	(66)
Units end of year	263,620	285,136	13,001	13,361	5,068	5,015
	BHFTI Morgan Stanley Discovery Division		BHFTI PIMCO Total Return Division		BHFTI T. Rowe Price Large Cap Value Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	8,816	8,821	49,361	50,904	609,992	632,736
Units issued and transferred from other funding options	—	—	920	380	498	—
Units redeemed and transferred to other funding options	(6)	(5)	(1,248)	(1,923)	(54,948)	(22,744)
Units end of year	8,810	8,816	49,033	49,361	555,542	609,992
	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division		BHFTII Frontier Mid Cap Growth Division		BHFTII Jennison Growth Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	1,553,139	1,666,293	352,039	403,852	1,303,489	1,416,471
Units issued and transferred from other funding options	1,189	18,415	792	213	131	11,612
Units redeemed and transferred to other funding options	(181,898)	(131,569)	(43,188)	(52,026)	(135,116)	(124,594)
Units end of year	1,372,430	1,553,139	309,643	352,039	1,168,504	1,303,489
	BHFTII T. Rowe Price Large Cap Growth Division		BHFTII Western Asset Management Strategic Bond Opportunities Division		BHFTII Western Asset Management U.S. Government Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	1,166,833	1,229,736	125,429	128,602	680,252	755,917
Units issued and transferred from other funding options	5,629	5,824	55	1,629	1,597,438	2,784
Units redeemed and transferred to other funding options	(183,183)	(68,727)	(18,730)	(4,802)	(196,651)	(78,449)
Units end of year	989,279	1,166,833	106,754	125,429	2,081,039	680,252

	BHFTI Brighthouse/ Wellington Large Cap Research Division		BHFTI Invesco Comstock Division		BHFTI MFS® Research International Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	1,495,748	1,551,623	16,830	17,636	278,501	294,147
Units issued and transferred from other funding options	4,573	4,293	165	—	3,205	1,034
Units redeemed and transferred to other funding options	(262,798)	(60,168)	(1,031)	(806)	(76,441)	(16,680)
Units end of year	1,237,523	1,495,748	15,964	16,830	205,265	278,501
	BHFTII BlackRock Bond Income Division		BHFTII BlackRock Capital Appreciation Division		BHFTII BlackRock Ultra-Short Term Bond Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	69,511	70,063	2,729,281	2,921,289	763,717	825,508
Units issued and transferred from other funding options	977	439	79,326	4,428	26	2,331
Units redeemed and transferred to other funding options	(5,749)	(991)	(495,327)	(196,436)	(2,843)	(64,122)
Units end of year	64,739	69,511	2,313,280	2,729,281	760,900	763,717
	BHFTII MetLife Stock Index Division		BHFTII MFS® Total Return Division		BHFTII MFS® Value Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	88,282	94,310	1,610,475	1,774,349	79,166	98,762
Units issued and transferred from other funding options	3	—	32,880	97,560	—	—
Units redeemed and transferred to other funding options	(11,633)	(6,028)	(373,030)	(261,434)	(21,454)	(19,596)
Units end of year	76,652	88,282	1,270,325	1,610,475	57,712	79,166
	Fidelity® VIP Contrafund® Division		Fidelity® VIP Dynamic Capital Appreciation Division		Fidelity® VIP Equity-Income Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	1,389,731	1,447,519	1,154	1,155	1,018,417	1,095,811
Units issued and transferred from other funding options	706	3,491	—	—	2,281	4,485
Units redeemed and transferred to other funding options	(195,900)	(61,279)	—	(1)	(115,373)	(81,879)
Units end of year	1,194,537	1,389,731	1,154	1,154	905,325	1,018,417

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  SCHEDULES OF UNITS — (Concluded)
For the years ended December 31, 2023 and 2022:

	Fidelity® VIP High Income Division		Fidelity® VIP Index 500 Division		FTVIPT Franklin Small-Mid Cap Growth VIP Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	261,475	290,066	1,656,428	1,781,031	111,846	118,986
Units issued and transferred from other funding options	9,473	1,047	12,993	8,990	11	88
Units redeemed and transferred to other funding options	(58,074)	(29,638)	(227,530)	(133,593)	(13,922)	(7,228)
Units end of year	212,874	261,475	1,441,891	1,656,428	97,935	111,846
	LMPVET ClearBridge Variable Aggressive Growth Division		LMPVET ClearBridge Variable Appreciation Division		LMPVET ClearBridge Variable Dividend Strategy Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	660,550	670,729	504,655	594,644	160,710	186,751
Units issued and transferred from other funding options	371	368	187	—	183	—
Units redeemed and transferred to other funding options	(144,398)	(10,547)	(34,806)	(89,989)	(2,942)	(26,041)
Units end of year	516,523	660,550	470,036	504,655	157,951	160,710

	LMPVET ClearBridge Variable Small Cap Growth Division		LMPVIT Western Asset Variable Global High Yield Bond Division		MFS® VIT Total Return Bond Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	130,212	136,862	25,013	39,399	214,828	224,781
Units issued and transferred from other funding options	306	127	—	—	337	2,021
Units redeemed and transferred to other funding options	(10,227)	(6,777)	(1,162)	(14,386)	(40,467)	(11,974)
Units end of year	120,291	130,212	23,851	25,013	174,698	214,828

	FTVIPT Templeton Foreign VIP Division		Invesco V.I. Equity and Income Division		Invesco V.I. EQV International Equity Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	326,673	374,083	10,564	10,580	491,609	524,295
Units issued and transferred from other funding options	3,097	1,799	—	—	7,103	10,828
Units redeemed and transferred to other funding options	(19,250)	(49,209)	(15)	(16)	(57,403)	(43,514)
Units end of year	310,520	326,673	10,549	10,564	441,309	491,609
	LMPVET ClearBridge Variable Large Cap Growth Division		LMPVET ClearBridge Variable Large Cap Value Division		LMPVET ClearBridge Variable Mid Cap Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	1,356	1,163	284,120	295,902	5,492	5,497
Units issued and transferred from other funding options	9	197	—	—	—	—
Units redeemed and transferred to other funding options	(209)	(4)	(21,955)	(11,782)	(4)	(5)
Units end of year	1,156	1,356	262,165	284,120	5,488	5,492

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net assets, net investment income ratios, expense ratios, excluding expenses for the underlying fund, portfolio, or series, and the total return for the five years ended December 31, 2023:

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
AB VPS Sustainable Global	2023	263,620	1.03	271,613	0.03	1.40	14.10
Thematic Division	2022	285,136	0.90	257,478	—	1.40	(28.18)
	2021	361,056	1.26	453,959	—	1.40	20.87
	2020	412,724	1.04	429,328	0.45	1.40	37.14
	2019	450,632	0.76	341,801	0.16	1.40	27.98
BHFTI BlackRock High Yield	2023	13,001	3.65	47,427	5.40	1.29	11.96
Division	2022	13,361	3.26	43,536	5.13	1.29	(11.32)
	2021	21,590	3.67	79,323	4.09	1.29	4.18
	2020	21,777	3.53	76,797	5.47	1.29	6.38
	2019	22,270	3.32	73,827	6.00	1.29	13.57
BHFTI Brighthouse Small Cap	2023	5,068	4.63	23,460	1.00	1.40	12.37
Value Division	2022	5,015	4.12	20,661	0.62	1.40	(14.30)
	2021	5,074	4.81	24,388	0.83	1.40	29.94
	2020	5,316	3.70	19,666	1.34	1.40	(1.96)
	2019	5,078	3.77	19,160	0.89	1.40	26.99
BHFTI	2023	1,237,523	3.46 - 4.06	4,853,779	0.83	0.99 - 1.40	23.77 - 24.50
Brighthouse/Wellington Large	2022	1,495,748	2.80 - 3.26	4,734,050	0.70	0.99 - 1.40	(20.24) - (19.82)
Cap Research Division	2021	1,551,623	3.50 - 4.07	6,131,714	0.84	0.99 - 1.40	22.47 - 23.16
	2020	1,594,525	2.86 - 3.30	5,118,452	1.10	0.99 - 1.40	20.40 - 21.06
	2019	1,682,052	2.38 - 2.73	4,464,673	1.13	0.99 - 1.40	30.00 - 30.77
BHFTI Invesco Comstock	2023	15,964	3.43	54,709	1.93	1.40	10.65
Division	2022	16,830	3.10	52,125	1.85	1.40	(0.76)
	2021	17,636	3.12	55,036	1.91	1.40	31.33
	2020	18,594	2.38	44,181	2.23	1.40	(1.89)
	2019	18,160	2.42	43,982	2.10	1.40	23.22
BHFTI MFS® Research	2023	205,265	2.03 - 2.93	587,097	1.61	0.99 - 1.40	11.26 - 11.94
International Division	2022	278,501	1.82 - 2.62	716,016	2.08	0.99 - 1.40	(18.71) - (18.12)
	2021	294,147	2.24 - 3.20	924,256	1.17	0.99 - 1.40	10.16 - 10.88
	2020	340,278	2.04 - 2.89	967,101	2.44	0.99 - 1.40	11.44 - 12.16
	2019	366,008	1.83 - 2.57	928,850	1.58	0.99 - 1.40	26.53 - 27.42
BHFTI Morgan Stanley	2023	8,810	2.74	24,181	—	1.40	38.91
Discovery Division	2022	8,816	1.98	17,418	—	1.40	(63.04)
	2021	8,821	5.35	47,161	—	1.40	(12.02)
	2020	8,823	6.08	53,618	—	1.40	149.59
	2019	8,823	2.43	21,482	—	1.40	38.18
BHFTI PIMCO Total Return	2023	49,033	1.86	91,082	2.91	1.40	4.58
Division	2022	49,361	1.78	87,674	2.93	1.40	(15.75)
	2021	50,904	2.11	107,313	1.78	1.40	(2.76)
	2020	52,738	2.17	114,339	3.87	1.40	7.00
	2019	54,969	2.03	111,378	2.75	1.40	6.95

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI T. Rowe Price Large	2023	555,542	2.70 - 3.10	1,706,543	1.92	1.40	8.12 - 8.26
Cap Value Division	2022	609,992	2.50 - 2.86	1,732,391	1.68	1.40	(6.47) - (6.39)
	2021	632,736	2.67 - 3.06	1,920,316	1.93	1.40	24.23 - 24.36
	2020	661,612	2.15 - 2.46	1,615,245	2.47	1.40	1.44 - 1.56
	2019	710,497	2.12 - 2.42	1,708,785	2.13	1.40	24.76 - 24.86
BHFTII BlackRock Bond	2023	64,739	1.76	114,139	3.19	1.40	4.37
Income Division	2022	69,511	1.69	117,422	2.89	1.40	(15.34)
	2021	70,063	2.00	139,795	2.71	1.40	(1.82)
	2020	74,872	2.03	152,160	3.66	1.40	7.08
	2019	80,560	1.90	152,889	3.84	1.40	8.30
BHFTII BlackRock Capital	2023	2,313,280	3.24 - 3.81	8,075,474	0.04	0.99 - 1.40	47.54 - 48.14
Appreciation Division	2022	2,729,281	2.20 - 2.57	6,485,916	—	0.99 - 1.40	(38.48) - (38.22)
	2021	2,921,289	3.57 - 4.16	11,246,385	—	0.99 - 1.40	19.52 - 20.01
	2020	3,129,943	2.99 - 3.47	10,083,793	—	0.99 - 1.40	38.70 - 39.28
	2019	3,337,078	2.15 - 2.49	7,739,860	0.21	0.99 - 1.40	31.01 - 31.54
BHFTII BlackRock	2023	760,900	0.98 - 1.09	789,930	1.68	0.99 - 1.40	3.59 - 4.02
Ultra-Short Term Bond	2022	763,717	0.95 - 1.05	763,649	—	0.99 - 1.40	0.04 - 0.45
Division	2021	825,508	0.95 - 1.05	822,016	0.28	0.99 - 1.40	(1.58) - (1.18)
	2020	3,966,908	0.97 - 1.07	4,198,791	1.90	0.99 - 1.40	(0.97) - (0.56)
	2019	3,758,957	0.98 - 1.08	4,035,313	1.80	0.99 - 1.40	0.71 - 1.12
BHFTII	2023	1,372,430	2.76 - 4.71	6,096,757	1.44	0.99 - 1.40	6.17 - 6.60
Brighthouse/Wellington Core	2022	1,553,139	2.60 - 4.41	6,486,333	1.47	0.99 - 1.40	(6.40) - (6.01)
Equity Opportunities Division	2021	1,666,293	2.78 - 4.70	7,399,468	1.40	0.99 - 1.40	22.70 - 23.20
	2020	1,776,646	2.26 - 3.81	6,423,049	1.60	0.99 - 1.40	9.72 - 10.17
	2019	1,912,343	2.06 - 3.46	6,250,741	1.62	0.99 - 1.40	29.12 - 29.65
BHFTII Frontier Mid Cap	2023	309,643	3.12	965,482	—	1.40	16.25
Growth Division	2022	352,039	2.68	944,271	—	1.40	(29.21)
	2021	403,852	3.79	1,530,201	—	1.40	12.95
	2020	418,768	3.35	1,404,839	—	1.40	29.76
	2019	452,649	2.59	1,170,257	—	1.40	31.16
BHFTII Jennison Growth	2023	1,168,504	4.07 - 4.47	5,053,523	—	0.99 - 1.40	50.75 - 51.76
Division	2022	1,303,489	2.69 - 2.95	3,724,732	—	0.99 - 1.40	(39.87) - (39.47)
	2021	1,416,471	4.47 - 4.87	6,698,067	—	0.99 - 1.40	15.29 - 16.02
	2020	1,478,991	3.87 - 4.19	6,039,392	0.22	0.99 - 1.40	54.20 - 55.25
	2019	1,558,733	2.50 - 2.70	4,104,816	0.45	0.99 - 1.40	30.65 - 31.52
BHFTII MetLife Stock Index	2023	76,652	11.49	880,756	1.24	1.40	23.89
Division	2022	88,282	9.27	818,786	1.08	1.40	(19.64)
	2021	94,310	11.54	1,088,471	1.38	1.40	26.26
	2020	99,323	9.14	907,912	1.69	1.40	16.18
	2019	105,116	7.87	827,022	1.95	1.40	28.98
BHFTII MFS® Total Return	2023	1,270,325	2.32 - 3.08	3,279,389	2.27	0.98 - 1.40	8.66 - 9.33
Division	2022	1,610,475	2.13 - 2.84	3,797,464	1.78	0.98 - 1.40	(11.07) - (10.51)
	2021	1,774,349	2.39 - 3.19	4,680,766	1.84	0.98 - 1.40	12.41 - 13.10
	2020	1,861,913	2.12 - 2.84	4,350,146	2.40	0.98 - 1.40	8.01 - 8.69
	2019	2,012,182	1.96 - 2.63	4,326,375	2.34	0.98 - 1.40	18.46 - 19.20

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII MFS® Value Division	2023	57,712	3.03	175,068	1.56	1.40	6.50
	2022	79,166	2.85	225,484	1.76	1.40	(7.32)
	2021	98,762	3.07	303,530	1.47	1.40	23.68
	2020	99,136	2.48	246,342	1.67	1.40	2.40
	2019	129,826	2.43	315,045	1.82	1.40	28.16
BHFTII T. Rowe Price Large	2023	989,279	4.34 - 7.96	7,662,828	—	0.99 - 1.40	44.50 - 45.37
Cap Growth Division	2022	1,166,833	3.01 - 5.48	6,244,024	—	0.99 - 1.40	(41.49) - (41.05)
	2021	1,229,736	5.14 - 9.29	11,167,263	—	0.99 - 1.40	18.28 - 19.04
	2020	1,335,714	4.34 - 7.80	10,146,324	0.23	0.99 - 1.40	34.74 - 35.60
	2019	1,389,598	3.22 - 5.75	7,790,076	0.42	0.99 - 1.40	28.77 - 29.70
BHFTII Western Asset	2023	106,754	1.75 - 1.88	190,952	6.49	0.99 - 1.40	7.92 - 8.36
Management Strategic Bond	2022	125,429	1.62 - 1.73	208,930	6.02	0.99 - 1.40	(17.81) - (17.48)
Opportunities Division	2021	128,602	1.97 - 2.10	260,386	3.61	0.99 - 1.40	1.39 - 1.80
	2020	149,186	1.94 - 2.06	295,682	6.00	0.99 - 1.40	5.43 - 5.86
	2019	160,313	1.84 - 1.95	301,716	4.94	0.99 - 1.40	12.90 - 13.36
BHFTII Western Asset	2023	2,081,039	1.35 - 1.77	3,593,217	1.01	0.99 - 1.40	3.41 - 3.84
Management U.S. Government	2022	680,252	1.31 - 1.71	1,066,149	2.38	0.99 - 1.40	(10.27) - (9.90)
Division	2021	755,917	1.46 - 1.90	1,305,705	2.66	0.99 - 1.40	(2.89) - (2.49)
	2020	791,165	1.50 - 1.95	1,405,330	3.36	0.99 - 1.40	3.78 - 4.21
	2019	729,899	1.45 - 1.87	1,224,385	2.77	0.99 - 1.40	4.56 - 4.99
Fidelity® VIP Contrafund®	2023	1,194,537	4.74 - 10.43	10,835,317	0.44	0.99 - 1.40	31.27 - 32.14
Division	2022	1,389,731	3.61 - 7.89	9,718,431	0.48	0.99 - 1.40	(27.51) - (27.04)
	2021	1,447,519	4.98 - 10.82	13,909,955	0.06	0.99 - 1.40	25.74 - 26.58
	2020	1,530,156	3.96 - 8.55	11,682,534	0.23	0.99 - 1.40	28.42 - 29.28
	2019	1,665,211	3.08 - 6.61	9,812,964	0.44	0.99 - 1.40	29.45 - 30.28
Fidelity® VIP Dynamic	2023	1,154	4.94	5,703	0.12	1.40	26.94
Capital Appreciation Division	2022	1,154	3.89	4,494	0.11	1.40	(22.15)
	2021	1,155	5.00	5,774	0.12	1.40	22.54
	2020	1,155	4.08	4,712	0.04	1.40	31.48
	2019	1,155	3.10	3,583	0.39	1.40	28.02
Fidelity® VIP	2023	905,325	4.78 - 5.33	4,741,981	1.85	0.99 - 1.40	9.11 - 9.56
Equity-Income Division	2022	1,018,417	4.38 - 4.86	4,878,687	1.85	0.99 - 1.40	(6.28) - (5.89)
	2021	1,095,811	4.67 - 5.17	5,582,913	1.88	0.99 - 1.40	23.16 - 23.66
	2020	1,161,765	3.79 - 4.18	4,792,363	1.82	0.99 - 1.40	5.21 - 5.64
	2019	1,224,436	3.61 - 3.95	4,786,438	1.94	0.99 - 1.40	25.67 - 26.19
Fidelity® VIP High Income	2023	212,874	2.06 - 2.28	478,657	5.28	0.99 - 1.40	8.95 - 9.39
Division	2022	261,475	1.89 - 2.08	538,036	4.95	0.99 - 1.40	(12.60) - (12.25)
	2021	290,066	2.16 - 2.37	681,160	4.71	0.99 - 1.40	2.96 - 3.38
	2020	386,167	2.10 - 2.30	878,030	5.02	0.99 - 1.40	1.31 - 1.73
	2019	411,260	2.07 - 2.26	920,064	4.66	0.99 - 1.40	13.51 - 13.97
Fidelity® VIP Index 500	2023	1,441,891	6.60 - 7.36	10,267,898	1.44	0.99 - 1.40	24.45 - 24.95
Division	2022	1,656,428	5.30 - 5.89	9,476,672	1.44	0.99 - 1.40	(19.35) - (19.02)
	2021	1,781,031	6.57 - 7.27	12,604,556	1.23	0.99 - 1.40	26.79 - 27.31
	2020	1,912,218	5.18 - 5.71	10,643,898	1.75	0.99 - 1.40	16.59 - 17.07
	2019	2,112,870	4.45 - 4.88	10,060,412	1.95	0.99 - 1.40	29.52 - 30.06

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
FTVIPT Franklin Small-Mid	2023	97,935	4.07	398,428	—	1.40	24.98
Cap Growth VIP Division	2022	111,846	3.26	364,073	—	1.40	(34.61)
	2021	118,986	4.98	592,337	—	1.40	8.48
	2020	125,390	4.59	575,402	—	1.40	52.93
	2019	138,927	3.00	416,867	—	1.40	29.61
FTVIPT Templeton Foreign	2023	310,520	1.75	541,917	3.21	1.40	19.08
VIP Division	2022	326,673	1.47	478,748	3.05	1.40	(8.89)
	2021	374,083	1.61	601,709	1.84	1.40	2.71
	2020	394,718	1.57	618,144	3.39	1.40	(2.54)
	2019	420,326	1.61	675,375	1.71	1.40	10.96
Invesco V.I. Equity and	2023	10,549	2.04	21,488	2.03	1.40	9.02
Income Division	2022	10,564	1.87	19,739	1.75	1.40	(8.79)
	2021	10,580	2.05	21,673	1.87	1.40	17.00
	2020	10,595	1.75	18,550	2.53	1.40	8.42
	2019	10,595	1.61	17,110	2.60	1.40	18.69
Invesco V.I. EQV	2023	441,309	3.05 - 3.40	1,476,417	0.19	0.99 - 1.40	16.51 - 16.98
International Equity Division	2022	491,609	2.62 - 2.91	1,406,297	1.72	0.99 - 1.40	(19.44) - (19.11)
	2021	524,295	3.25 - 3.60	1,856,889	1.22	0.99 - 1.40	4.42 - 4.85
	2020	591,953	3.11 - 3.43	2,003,004	2.39	0.99 - 1.40	12.41 - 12.87
	2019	635,522	2.77 - 3.04	1,907,903	1.56	0.99 - 1.40	26.79 - 27.31
LMPVET ClearBridge Variable	2023	516,523	3.23 - 3.54	1,780,733	0.28	0.99 - 1.40	22.70 - 23.20
Aggressive Growth Division	2022	660,550	2.63 - 2.87	1,860,538	0.46	0.99 - 1.40	(27.44) - (27.14)
	2021	670,729	3.62 - 3.95	2,593,823	0.16	0.99 - 1.40	8.77 - 9.21
	2020	729,774	3.33 - 3.61	2,576,850	0.83	0.99 - 1.40	16.37 - 16.85
	2019	756,212	2.86 - 3.09	2,287,194	0.99	0.99 - 1.40	23.33 - 23.84
LMPVET ClearBridge Variable	2023	470,036	4.47 - 4.91	2,276,273	0.95	0.99 - 1.40	18.05 - 18.53
Appreciation Division	2022	504,655	3.79 - 4.14	2,062,464	0.98	0.99 - 1.40	(13.66) - (13.31)
	2021	594,644	4.39 - 4.78	2,789,584	0.63	0.99 - 1.40	21.94 - 22.44
	2020	613,296	3.60 - 3.90	2,349,787	1.08	0.99 - 1.40	13.18 - 13.64
	2019	635,670	3.18 - 3.44	2,145,892	1.36	0.99 - 1.40	28.06 - 28.59
LMPVET ClearBridge Variable	2023	157,951	3.96	626,226	2.15	1.40	12.61
Dividend Strategy Division	2022	160,710	3.52	565,806	1.32	1.40	(9.38)
	2021	186,751	3.88	725,522	1.52	1.40	25.04
	2020	209,774	3.11	651,783	1.46	1.40	6.17
	2019	223,757	2.93	654,827	1.46	1.40	29.76
LMPVET ClearBridge Variable	2023	1,156	4.92	5,686	—	1.40	42.03
Large Cap Growth Division	2022	1,356	3.46	4,696	—	1.40	(33.19)
	2021	1,163	5.18	6,028	—	1.40	20.25
	2020	1,108	4.31	4,775	0.02	1.40	28.92
	2019	1,357	3.34	4,538	0.36	1.40	30.32
LMPVET ClearBridge Variable	2023	262,165	3.95	1,036,482	1.31	1.40	13.50
Large Cap Value Division	2022	284,120	3.48	989,685	1.32	1.40	(7.73)
	2021	295,902	3.78	1,117,051	1.03	1.40	24.46
	2020	310,077	3.03	940,547	1.41	1.40	3.78
	2019	322,090	2.92	941,396	1.76	1.40	27.09

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Concluded)

7.  FINANCIAL HIGHLIGHTS — (Concluded)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
LMPVET ClearBridge Variable	2023	5,488	3.57	19,617	0.13	1.40	11.35
Mid Cap Division	2022	5,492	3.21	17,630	0.35	1.40	(26.35)
	2021	5,497	4.36	23,956	0.03	1.40	26.92
	2020	5,498	3.43	18,879	0.29	1.40	13.75
	2019	5,498	3.02	16,598	0.61	1.40	31.10
LMPVET ClearBridge Variable	2023	120,291	5.93 - 6.61	744,996	—	0.99 - 1.40	6.90 - 7.34
Small Cap Growth Division	2022	130,212	5.55 - 6.16	751,938	—	0.99 - 1.40	(29.83) - (29.55)
	2021	136,862	7.91 - 8.75	1,126,323	—	0.99 - 1.40	11.04 - 11.50
	2020	145,694	7.12 - 7.84	1,078,002	—	0.99 - 1.40	41.27 - 41.85
	2019	156,156	5.04 - 5.53	819,297	—	0.99 - 1.40	25.11 - 25.62
LMPVIT Western Asset	2023	23,851	2.75	65,686	5.55	1.40	8.73
Variable Global High Yield	2022	25,013	2.53	63,352	5.80	1.40	(14.92)
Bond Division	2021	39,399	2.98	117,290	4.39	1.40	(0.08)
	2020	39,884	2.98	118,833	4.03	1.40	5.82
	2019	41,454	2.82	116,717	4.99	1.40	12.80
MFS® VIT Total Return Bond	2023	174,698	2.25 - 2.49	432,348	3.12	0.99 - 1.40	5.89 - 6.32
Division	2022	214,828	2.12 - 2.34	499,981	2.79	0.99 - 1.40	(15.13) - (14.78)
	2021	224,781	2.50 - 2.74	614,021	2.92	0.99 - 1.40	(2.19) - (1.79)
	2020	351,441	2.55 - 2.79	978,011	3.50	0.99 - 1.40	6.96 - 7.40
	2019	356,891	2.39 - 2.60	924,898	3.32	0.99 - 1.40	8.67 - 9.12

1  These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying fund, portfolio, or series, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund, porfolio, or series in which the Division invests. The investment income ratio is calculated as a weighted average ratio since the Division may invest in two or more share classes, within the underlying fund, portfolio, or series of the trusts which may have unique investment income ratios.

2  These amounts represent the annualized Contract expenses of each of the applicable Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying fund, portfolio or series have been excluded.

3  These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio or series, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Division.